UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
April 21, 2010 to May 20, 2010
Commission File Number of issuing entity: 333-133770-04
Volkswagen Auto Loan Enhanced Trust 2007-1
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-133770
Volkswagen Auto Lease/Loan Underwritten Funding, LLC
(Exact name of depositor as specified in its charter)
VW Credit, Inc.
(Exact name of sponsor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation
Or organization of the issuing entity)
20—7188954
(I.R.S. Employer Identification No.)

2200 Ferdinand Porsche Drive, Herndon, Virginia (Address of principal executive offices of the issuing entity)	20171 (Zip Code)
(703) 364-7000
(Telephone number, including area code)
N/A
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1 Notes			☑
Class A-2 Notes			☑
Class A-3 Notes			☑
Class A-4 Notes			☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I—DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Response to Item 1 is set forth in Exhibit 99.1.
PART II—OTHER INFORMATION
Item 2. Legal Proceedings.
Not applicable
Item 3. Sales of Securities and Use of Proceeds.
Not applicable
Item 4. Defaults Upon Senior Securities.
Not applicable
Item 5. Submission of Matters to a Vote of Security Holders.
Not applicable
Item 6. Significant Obligors of Pool Assets.
Not applicable
Item 7. Significant Enhancement Provider Information.
Not applicable
Item 8. Other Information.
     On February 13, 2007, Volkswagen Auto Loan Enhanced Trust 2007-1, a Delaware statutory trust, (the “Issuer”) and Citibank, N.A., a national banking association, as indenture trustee (the “Indenture Trustee”), entered into an Indenture (the “Indenture”) pursuant to which the Issuer issued the Class A-1 Auto Loan Asset Backed Notes, the Class A-2 Auto Loan Asset Backed Notes, the Class A-3 Auto Loan Asset Backed Notes and the Class A-4 Auto Loan Asset Backed Notes (collectively, the “Notes”). Under the Indenture, the Issuer granted a security interest in its property to the Indenture Trustee to secure its obligations under the Notes.
     Pursuant to the Sale and Servicing Agreement dated as of February 13, 2007 (the “Sale and Servicing Agreement”), by and among the Issuer, the Indenture Trustee, VW Credit, Inc. (“VCI”), and Volkswagen Auto Lease/Loan Underwritten Funding, LLC (the “Seller”), VCI has the right to purchase the Issuer’s trust estate from the Issuer on any payment date if, either before or after giving effect to any payment of principal required to be made on such payment date, the aggregate net pool balance of the receivables is less than or equal to 10% of the initial net pool balance (the “Optional Purchase”). VCI is the servicer of the Issuer’s receivables under the Sale and Servicing Agreement and is the sole member of the Seller. Volkswagen Public Auto Loan Securitization, LLC is the sole residual interest holder of the Issuer. VCI elected to exercise the Optional Purchase on May 20, 2010.
     Upon exercise of the Optional Purchase and in accordance with the terms of the Indenture and the Sale and Servicing Agreement, VCI purchased the Issuer’s trust estate (other than the reserve account) for $130,320,990 and the Issuer used the proceeds of the Optional Purchase and the amounts on deposit in its collection account to redeem the Notes on May 20, 2010. Upon redemption of the Notes and satisfaction of the other terms and conditions of the Indenture, the Indenture Trustee released the lien of the Indenture and discharged the Indenture (other than with respect to certain rights and obligations that survive the satisfaction and discharge of the Indenture pursuant to the terms of the Indenture). The Issuer will dissolve upon the final distribution by the Owner Trustee of all moneys or other property or proceeds of the Issuer’s trust estate in accordance with the terms of the Indenture, the Sale and Servicing Agreement and the trust agreement, and the discharge of the Indenture.
     There are no prepayment or other penalties under the Indenture, the Sale and Servicing Agreement or related documents in connection with the Optional Purchase and redemption of the Notes.
On May 20, 2010, the Indenture Trustee made the monthly payment to the Noteholders, as indicated in the Servicer Certificate relating to the Issuer. A copy of this Servicer Certificate, which relates to the May 20, 2010 monthly payment and the Collection Period ended April 30, 2010, provided to the Indenture Trustee, is attached hereto as Exhibit 99.1 and is incorporated herein by reference.
Item 9. Exhibits.
Exhibit 99.1 Monthly Distribution Report

Signature
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

May 20, 2010	VOLKSWAGEN AUTO LOAN ENHANCED TRUST 2007-1 By VW Credit, Inc., as Servicer
	By:	/s/ Roland Mai
		Name:	Roland Mai
		Title:	General Manager Financial Reporting

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
99.1	Monthly Distribution Report